Quarterly Financial Information of the Parent Company (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2011
Parent Company [Member]
Schedule of Quarterly Financial Information [Table Text Block]
The Company's selected quarterly information for the years ended December 31, 2011 and 2010 (in thousands, except per share data) was as follows.

	2011 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$111,958	$114,639	$106,409	$105,193
Income from continuing operations	15,790	8,861	7,852	9,737
Income from discontinued operations	163	76	95	141
Net income	15,953	8,937	7,947	9,878
Net income attributable to noncontrolling interests	(244)	(106)	(68)	(107)
Preferred dividends	(3,651)	(3,901)	(4,241)	(4,241)
Net income available to common stockholders	$12,058	$4,765	$3,638	$5,530
Income from continuing operations per share available to common stockholders - basic and diluted	$0.08	$0.03	$0.03	$0.04
Net income per share available to common stockholders - basic and diluted	$0.08	$0.03	$0.03	$0.04

	2010 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$104,409	$95,006	$92,190	$92,024
Income from continuing operations	12,562	8,735	8,093	8,219
Income from discontinued operations	378	442	442	442
Net income	12,940	9,177	8,535	8,661
Net income attributable to noncontrolling interests	(178)	(104)	(95)	(121)
Preferred dividends	(4,241)	(4,241)	(4,241)	(4,241)
Net income available to common stockholders	$8,521	$4,832	$4,199	$4,299
Income from continuing operations per share available to common stockholders - basic and diluted	$0.06	$0.03	$0.04	$0.03
Net income per share available to common stockholders - basic and diluted	$0.06	$0.04	$0.04	$0.04
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(1)	The sum of quarterly financial data may vary from the annual data due to rounding.